Post-retirement benefit plans - Schedule of allocation of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 01, 2021
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total plan assets	$ 140,152	$ 0
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total plan assets	21,352
Debt securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total plan assets	47,074
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total plan assets	$ 71,726